Jan. 28, 2016

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD MID-CAP EQUITY FUND (the “Fund”)

Supplement dated April 19, 2016, to the Fund’s Summary Prospectus and Statutory

Prospectus for Class AAA, A, C, and I Shares, dated January 28, 2016.

Effective immediately, Teton Advisors, Inc. (the “Adviser”) has added the Russell Midcap Growth Index as a secondary benchmark of the Fund’s performance.

The “Performance” section beginning on page 4 of the Summary Prospectus and page 18 of the Statutory Prospectus should be replaced with the following:

The bar chart and table provide an indication of the risks of investing in the Mid-Cap Equity Fund by showing the Mid-Cap Equity Fund’s performance from year to year, and by showing how the Mid-Cap Equity Fund’s average annual returns for one year and the life of the Fund compared with the Russell Midcap Index and the Russell Midcap Growth Index. As with all mutual funds, the Mid-Cap Equity Fund’s past performance (before and after taxes) does not predict how the Mid-Cap Equity Fund will perform in the future. Updated information on the Mid-Cap Equity Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD MID-CAP EQUITY FUND

(Total returns for Class AAA Shares for the Years Ended December 31)*

*	Previously, the bar chart for Class A shares was shown, as Class AAA shares were offered in a separate prospectus.

During the calendar year shown in the bar chart, the highest return for a quarter was 4.57% (quarter ended June 30, 2014) and the lowest return for a quarter was (3.03)% (quarter ended September 30, 2014).

Average Annual Total Returns (for the periods ended December 31, 2015, with maximum sales charges, if applicable)	Past One Year	Since Inception (May 31, 2013)
TETON Westwood Mid-Cap Equity Fund Class AAA Shares
Return Before Taxes	(3.74)%	5.86%
Return After Taxes on Distributions	(4.65)%	5.34%
Return After Taxes on Distributions and Sale of Fund Shares	(1.31)%	4.50%
TETON Westwood Mid-Cap Equity Fund Class A Shares
Return Before Taxes	(7.76)%	3.95%
TETON Westwood Mid-Cap Equity Fund Class C Shares
Return Before Taxes	(5.42)%	5.08%
TETON Westwood Mid-Cap Equity Fund Class I Shares
Return Before Taxes	(3.47)%	6.14%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	(2.44)%	9.30%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(4.75)%	9.61%

All Classes of the Mid-Cap Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mid-Cap Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mid-Cap Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).